INCOME TAX EXPENSE - Current and deferred tax expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Current tax expense
Current period	$ 264.5	$ 297.7
Settlement or adjustment for prior periods	49.9	(75.8)
Deferred tax expense
Origination and reversal of temporary differences	(136.0)	334.6
Change in unrecognized deferred tax assets	72.3	(116.7)
Total tax expense	$ 250.7	$ 439.8